Losses Per Share (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 30, 2017	Mar. 10, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Issued During Period Value New Issues			$ 14,434	$ (228)	$ 422,375
Securities Purchase Agreement
Stock Issued During Period Shares New Issues			388,342
Subsequent Event | Securities Purchase Agreement
Stock Issued During Period Value New Issues	$ 200,000
Stock Issued During Period Shares New Issues	32,028,079
Subsequent Event | Purchase Agreement dated February 17, 2017
Stock Issued During Period Shares New Issues		103,867,307